Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments

Note 6. Investments

The amortized cost, unrealized gains and losses, and fair value of our investments at December 31, 2020 are summarized as follows:

		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$-	$(1)	$149,995
Commercial paper	37,963	-	(15)	37,948
Corporate bonds and notes	49,892	-	(63)	49,829

Total held-to-maturity investments	$237,851	$-	$(79)	$237,772

	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$201,881	$201,864
Due after one year through five years	35,970	35,908

Total held-to-maturity securities	$237,851	$237,772

The Company did not have any investments at December 31, 2019.